COMMON STOCK PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Common Stock Purchase Warrants
COMMON STOCK PURCHASE WARRANTS

8.	COMMON STOCK PURCHASE WARRANTS

From July 2019 through September 2026, and in connection with the issuance of the Debentures, the Company also issued Warrants to the Holders. See Note 7 – Convertible Debentures. The Warrants have an initial exercise date starting on the individual issue date and have a term of eight to ten years. The Warrants can be converted into shares of the Company’s common stock at an exercise price ranging from $0.01 to $2.20 per share.

The Company evaluated all common stock purchase warrants in accordance with the guidance provided under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”, and determined the appropriate classification as either equity or liability. The Company determined the common stock purchase warrants met the definition of a derivative and did not qualify for equity classification under ASC 815-40 and are therefore accounted for as liabilities, with changes in fair value recognized in the statement of operations each reporting period.

The fair value of each common stock purchase warrant is comprised of a single financial liability with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. The fair value of the common stock purchase warrants was determined using the Black-Scholes pricing model and the risk free interest rates an observable market input and the unobservable market inputs such as historical and implied average volatility of comparable companies publicly traded on recognized stock exchanges, and expected term and conversion probability assumptions.

The following table summarizes the assumptions used to fair value the common stock purchase warrants:

Nine Months Ended September 30,
Assumption	2026	2025
Term (years)	0.8 - 9.7	1.8 – 9.7
Volatility	35.0% - 39.4%	28.4% - 30.8%
Risk free interest rate	4.4% - 5.1%	3.5% - 4.1%

Following is a summary of the change in fair value for each common stock purchase warrant (in thousands):

Fair Value

Total Fair Value
Balance December 31, 2024	$20,013
Common stock purchase warrant issuance at fair value	1,048
Change in fair value	(144)
Balance September 30, 2025	$20,917

Total Fair Value
Balance December 31, 2025	$21,936
Common stock purchase warrant issuance at fair value	2,619
Change in fair value	13,055
Balance September 30, 2026	$37,610

Shares of Common Stock Issuable (upon exercise of the warrants):

Total Shares of Common Stock
Balance December 31, 2024	3,980,704
Common stock purchase warrant issuance at fair value	181,861
Balance September 30, 2025	4,162,565

Total Shares of Common Stock
Balance December 31, 2025	4,304,426
Common stock purchase warrant issuance at fair value	454,654
Balance September 30, 2026	4,759,080

If, at any time while the Warrant is outstanding, the Company sells common stock at an effective price per share that is lower than the Warrant’s contractual exercise price then the Warrants conversion price shall be reduced to equal the dilutive issuance price. The Holders have waived such adjustments with respect to the Debentures, other Warrants, and other securities issued by the Company, such that no adjustments have been made to the Warrants pursuant to this provision.

11.	COMMON STOCK PURCHASE WARRANTS

From July 2019 through December 2025, and in connection with the issuance of the Debentures, the Company also issued Warrants to the Holders. See Note 10 – Convertible Debentures. The Warrants have an initial exercise date starting on the individual issue date and have a term of eight to ten years. The Warrants can be converted into shares of the Company’s common stock at an exercise price ranging from $0.01 to $2.20 per share.

The Company evaluated all common stock purchase warrants in accordance with the guidance provided under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”, and determined the appropriate classification as either equity or liability. The Company determined the common stock purchase warrants met the definition of a derivative and did not qualify for equity classification under ASC 815-40 and are therefore accounted for as liabilities, with changes in fair value recognized in the statement of operations each reporting period.

The fair value of each common stock purchase warrant is comprised of a single financial liability with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. The fair value of the common stock purchase warrants was determined using the Black-Scholes pricing model and the risk free interest rates an observable market input and the unobservable market inputs such as historical and implied average volatility of comparable companies publicly traded on recognized stock exchanges, and expected term and conversion probability assumptions

The following table summarizes the assumptions used to fair value the common stock purchase warrants:

Assumption	2025	2024
Term (years)	1.54 – 10.00	2.54 – 9.57
Volatility	35%	30.2% – 33.6%
Risk free interest rate	3.42% - 4.10%	4.17% - 4.46%
Dividend yield	-	-

Following is a summary of the change in fair value for each common stock purchase warrant (in thousands):

Fair Value

Total Fair Value
Balance December 31, 2023	$16,396
Common stock purchase warrant issuance at fair value	3,515
Change in fair value	102
Balance December 31, 2024	20,013
Common stock purchase warrant issuance at fair value	2,094
Change in fair value	(171)
Balance December 31, 2025	$21,936

Shares of Common Stock Issuable (upon exercise of the warrants):

Total Shares of Common Stock
Balance December 31, 2023	3,368,834
Common stock purchase warrant issuance at fair value	611,870
Balance December 31, 2024	3,980,704
Common stock purchase warrant issuance at fair value	363,722
Common stock purchase warrant exercised	(40,000)
Balance December 31, 2025	4,304,426

If, at any time while the Warrant is outstanding, the Company sells common stock at an effective price per share that is lower than the Warrant’s contractual exercise price then the Warrants conversion price shall be reduced to equal the dilutive issuance price. This right to reprice means a down round price adjustment may occur in the warrants due to a modification of the exercise or conversion price of a different previously issued financial instrument. The Holders have waived such adjustments with respect to the Debentures, other Warrants, and other securities issued by the Company, such that no adjustments have been made to the Warrants pursuant to this provision.

The following Warrants provide for cashless exercise of the warrants, under the conditions described:

a.	Warrant issued on July 17, 2019. The cashless exercise is only available after the six-month anniversary of the Public Company Date. As there has been no Public Company Date, the cashless exercise is not available.

b.	Warrants issued in 2022, 2023, 2024, and 2025. If at the time of exercise there is no effective registration statement registering, then this Warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise” in which the Holder shall be entitled to receive a number of the Company’s common stock shares based on a contractually defined formula.

Prior to the Public Company Date, for purposes of determining the number of shares of common stock issuable upon a cashless exercise of the Warrants as outlined above, the fair market value of a share of common stock will be determined by an independent appraiser selected in good faith by the Holder of a majority in interest of the Securities, as defined in the respective securities purchase agreements, then outstanding and reasonably acceptable to the Company. Following the Public Company Date, the number of shares of common stock issuable upon a cashless exercise of the Warrants will be determined based on the volume weighted-average price of the Company’s common stock.